Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment	PROPERTY, PLANT AND EQUIPMENT
The following tables show the variations in tangible assets for the years ended December 31, 2019, 2020 and 2021:

Property, plant and equipment - Variations	As of As of	Increase	Decrease	Translation	Reclassification	As of As of
(in € thousands)	As of 2018/12/31			adjustments		As of 2019/12/31
Gross
Buildings on non-freehold land	1,458	12,218	—	—	(1,447)	12,229
Scientific equipment	10,879	556	(120)	—	(54)	11,260
Fittings	1,531	66	—	—	(5)	1,592
Vehicles	99	—	—	—	—	99
Computer equipment	1,446	227	(15)	—	11	1,669
Furniture	361	31	(3)	—	—	389
In progress	—	241	(1,737)	—	1,496	—
TOTAL - Gross	15,774	13,339	(1,875)	—	—	27,238
Accumulated depreciation
Buildings on non-freehold land	(1)	(1,215)	—	—	—	(1,216)
Scientific equipment	(5,988)	(1,303)	119	—	—	(7,172)
Fittings	(769)	(105)	—	—	—	(875)
Vehicles	(45)	(21)	—	—	—	(66)
Computer equipment	(915)	(252)	12	—	—	(1,155)
Furniture	(292)	(13)	3	—	—	(303)
In progress	—	—	—	—	—	—
TOTAL - Accumulated depreciation	(8,010)	(2,909)	133	—	—	(10,785)
Accumulated impairment
Buildings on non-freehold land	—	—	—	—	—	—
Scientific equipment	—	—	—	—	—	—
Fittings	—	—	—	—	—	—
Vehicles	—	—	—	—	—	—
Computer equipment	—	—	—	—	—	—
Furniture	—	—	—	—	—	—
In progress	—	—	—	—	—	—
TOTAL - Accumulated impairment	—	—	—	—	—	—
TOTAL - Net	7,765	10,429	(1,741)	—	—	16,453

Property, plant and equipment - Variations	As of As of	Increase	Decrease	Translation	Reclassification	As of As of
(in € thousands)	As of 2019/12/31			adjustments		As of 2020/12/31
Gross
Buildings on non-freehold land	12,229	—	—	—	(62)	12,167
Scientific equipment	11,260	450	(2,630)	—	—	9,080
Fittings	1,592	233	(113)	—	(9)	1,703
Vehicles	99	—	—	—	—	99
Computer equipment	1,669	69	(194)	—	(11)	1,534
Furniture	389	8	(68)	—	—	329
In progress	—	15	(17)	—	2	—
TOTAL - Gross	27,238	775	(3,022)	—	(80)	24,911
Accumulated depreciation
Buildings on non-freehold land	(1,216)	(1,398)	10	—	—	(2,603)
Scientific equipment	(7,172)	(1,368)	2,588	—	—	(5,952)
Fittings	(875)	(218)	107	4	—	(982)
Vehicles	(66)	(20)	—	—	—	(85)
Computer equipment	(1,155)	(260)	193	4	—	(1,217)
Furniture	(303)	(15)	68	(1)	—	(251)
In progress	—	—	—	—	—	—
TOTAL - Accumulated depreciation	(10,785)	(3,279)	2,967	7	—	(11,090)
Accumulated impairment
Buildings on non-freehold land	—	(1,182)	—	—	—	(1,182)
Scientific equipment	—	(866)	—	—	—	(866)
Fittings	—	(93)	—	—	—	(93)
Vehicles	—	—	—	—	—	—
Computer equipment	—	(27)	—	—	—	(27)
Furniture	—	(3)	—	—	—	(3)
In progress	—	—	—	—	—	—
TOTAL - Accumulated impairment	—	(2,172)	—	—	—	(2,172)
TOTAL - Net	16,453	(4,676)	(56)	7	(80)	11,648

Property, plant and equipment - Variations	As of	Increase	Decrease	Translation	Reclassification	As of
(in € thousands)	2020/12/31			adjustments		2021/12/31
Gross
Buildings on non-freehold land	12,167	—	(1,912)	—	56	10,311
Scientific equipment	9,080	71	(2,831)	—	—	6,320
Fittings	1,703	(4)	(234)	—	9	1,474
Vehicles	99	60	(67)	—	—	91
Computer equipment	1,534	30	(18)	—	(4)	1,542
Furniture	329	—	(50)	—	—	279
In progress	—	330	(342)	—	12	—
TOTAL - Gross	24,911	487	(5,454)	—	74	20,017
Accumulated depreciation
Buildings on non-freehold land	(2,603)	(1,417)	1,120	—	—	(2,900)
Scientific equipment	(5,952)	(1,061)	2,145	—	—	(4,868)
Fittings	(982)	(91)	190	(5)	—	(888)
Vehicles	(85)	(13)	67	—	—	(31)
Computer equipment	(1,217)	(195)	14	(6)	—	(1,403)
Furniture	(251)	(12)	50	—	—	(213)
In progress	—	—	—	—	—	—
TOTAL - Accumulated depreciation	(11,090)	(2,789)	3,587	(11)	—	(10,304)
Accumulated impairment
Buildings on non-freehold land	(1,182)	—	679	—	—	(503)
Scientific equipment	(866)	—	779	—	—	(87)
Fittings	(93)	—	—	—	—	(93)
Vehicles	—	—	—	—	—	—
Computer equipment	(27)	—	15	—	—	(12)
Furniture	(3)	—	—	—	—	(3)
In progress	—	—	—	—	—	—
TOTAL - Accumulated impairment	(2,172)	—	1,473	—	—	(699)
TOTAL - Net	11,648	(2,302)	(394)	(11)	74	9,015
Assets related to contracts that were classified as finance leases under IAS 17 are scientific equipment. These contracts are accounted for in the same manner under IFRS 16. Their net carrying value as of December 31, 2019, 2020 and 2021 amounted to €1,413, €873 and €154 respectively.
Impairment test of assets under IAS 36
Some equipment belonging to the Group and others under a leasing agreement were no longer in use following the reorganization of the group’s activities and the termination of the RESOLVE-IT trial decided in mid-2020.
This indication of loss of value led the Group to conduct an impairment test over owned and leased equipment, based on the the value at which this equipment may be divested (on the basis of agreements with the lessors on the early purchase of the equipment and near-term purchase offers) in order to determine the recovery value.
The tests had resulted in 2020 in the recognition of an impairment of €990 relating to scientific equipment, fittings, computer equipment and furniture, including:
•€866 for scientific equipment (of which €363 related to owned equipment and €503 of leased equipment),
•€93 for fittings, and
•€30 for computer equipment and furniture,
including associated liabilities.
In 2021, part of these elements, mainly scientific equipment, were sold. As a result the accumulated impairment for these equipments was reduced to €196 as at December 31, 2021, including:
•€87 for scientific equipment (of which €25 related to owned equipment and €62 of leased equipment),
•€93 for fittings, and
•€15 for computer equipment and furniture,
including associated liabilities.
Similarly, parts of the leased premises (a portion of the office space in Paris and of the former laboratories at headquarters) were no longer in use. The vacant space is segmented and separate from the premises that will continue to be occupied. An impairment test of the rights of use of this space has also been performed.
In the financial statements for the period ending December 31, 2020, the recovery value had been estimated to be null considering that subleasing is prohibited for the office space in Paris and that the COVID-19 related health situation creates significant uncertainty on the potential to sublease the space in Loos. Subleasing was therefore not under consideration for the foreseeable future.
The test of the rights of use pertaining to these premises in 2020 had resulted in the recognition of an impairment of €1,182.
In 2021, the Company signed an agreement for a negotiated early termination of its lease agreement for its Paris premises, allowing for a relocation of the Paris office, thus the corresponding impairment was reduced to €503 as at December 31, 2021.
Reminders
In accordance with IFRS 16, the Group has chosen not to present the right of use separately from other assets and has added them to the fixed assets of the same nature as the underlying leased assets.
Therefore, the rights of use and related amortization as of December 31, 2021 included in the table affect:
•The line item “Building on non freehold land”, of €10,056 and €2,831, respectively;
•The line item "Scientific equipment", at €1,369 and €1,255 respectively.
In 2021 GENFIT SA and GENFIT CORP terminated the respective lease agreements for their offices, respectively located in Paris, France and Cambridge, MA, which they both relocated to a coworking space. The rental of these office spaces, as a service contract, no longer falls under IFRS 16. The impact of this change in 2021 is limited as both relocations happened during the second half of the year.